Contract Assets and Receivable, Net - Schedule of Activities in the Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Activities in the provision for credit losses
Beginning balances	¥ (247,301)	¥ (160,342)	¥ (148,322)
Provisions	(461,774)	(531,237)	(441,805)
Charge-offs	561,988	523,613	529,380
Recoveries from prior charge-offs	(122,505)	(79,335)	(33,162)
Ending balances	¥ (269,592)	(247,301)	(160,342)
ASC 326 | Cumulative Effect Period Of Adoption Adjustment
Activities in the provision for credit losses
Beginning balances		¥ (66,433)
Ending balances			¥ (66,433)